Additional Balance Sheet Information - Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 25, 2022	Jun. 26, 2022	Mar. 27, 2022	Dec. 31, 2021
Accrued Liabilities
Payroll and employee benefits	$ 4,641				$ 6,129
Engineering	4,377				2,680
Warranty and recalls	397				720
Deferred revenue	163				1,644
Sales incentives	0				795
Taxes	352				918
Accrued capital expenditures	7,748				0
Other	2,665				2,688
Total accrued liabilities	$ 20,343	$ 15,235	$ 14,137	$ 13,525	$ 15,574